Stockholder's Equity (Details) - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	9 Months Ended
Sep. 30, 2016 shares
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible debt	1,676,294